EATON VANCE AMT-FREE MUNICIPAL INCOME FUND
Supplement to Prospectus dated May 1, 2011

EATON VANCE COMMODITY STRATEGY FUND
Supplement to Prospectus dated May 1, 2011

EATON VANCE GREATER INDIA FUND
Supplement to Prospectus dated May 1, 2011

EATON VANCE INVESTMENT GRADE INCOME FUND
Supplement to Prospectus dated May 1, 2011

EATON VANCE LARGE-CAP CORE RESEARCH FUND
Supplement to Prospectus dated May 1, 2011

EATON VANCE PARAMETRIC OPTION ABSOLUTE RETURN STRATEGY FUND
Supplement to Prospectus dated May 1, 2011

EATON VANCE REAL ESTATE FUND
Supplement to Prospectus dated May 1, 2011

EATON VANCE BALANCED FUND
EATON VANCE DIVIDEND BUILDER FUND
EATON VANCE EQUITY ASSET ALLOCATION FUND
EATON VANCE LARGE-CAP GROWTH FUND
EATON VANCE LARGE-CAP VALUE FUND
EATON VANCE SMALL-CAP FUND
EATON VANCE SMALL-CAP VALUE FUND
EATON VANCE SPECIAL EQUITIES FUND
Supplement to Prospectus dated May 1, 2011

EATON VANCE TAX-MANAGED GROWTH FUND 1.1
EATON VANCE TAX-MANAGED GROWTH FUND 1.2
Supplement to Prospectus dated May 1, 2011

1. The following replaces “Exchange Privilege” under “Shareholder Account Features”:

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares."

May 18, 2011

5129-5/11 COMBPROS3